MUNDER MULTI-CAP GROWTH FUND

Class A, C, K, R, Y & I Shares

Supplement Dated March 12, 2009

to Prospectus Dated October 31, 2008

Investors are advised that Class K, R and I shares of the Fund are not currently being offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MUNDER ASSET ALLOCATION FUND-BALANCED

Class A, B, C, K, R and Y Shares

Supplement Dated March 12, 2009

to Prospectus Dated October 31, 2008

Investors are advised that Class R shares of the Fund are not currently being offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MUNDER ENERGY FUND

Class A, B, C, K and Y Shares

Supplement Dated March 12, 2009

to Prospectus Dated October 31, 2008

Investors are advised that Class K shares of the Fund are not currently being offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MUNDER INTERNATIONAL FUND-CORE EQUITY

Class A, C, K, R, Y & I Shares

Supplement Dated March 12, 2009

to Prospectus Dated October 31, 2008

Investors are advised that Class K and R shares of the Fund are not currently being offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MUNDER INTERNATIONAL SMALL-CAP FUND

Class A, C, K, R, Y & I Shares

Supplement Dated March 12, 2009

to Prospectus Dated October 31, 2008

Investors are advised that Class K and R shares of the Fund are not currently being offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MUNDER LARGE-CAP GROWTH FUND

Class A, B, C, K, R and Y Shares

Supplement Dated March 12, 2009

to Prospectus Dated October 31, 2008

Investors are advised that Class R shares of the Fund are not currently being offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE